EQUITY - Disclosure of composition of share capital (Details) - shares	Jul. 12, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Number of shares issued	2,232,357	13,394,136	13,394,136
Number of shares outstanding	2,232,357	13,394,136	13,394,136